SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS California Tax-Free Income Fund
DWS Capital Growth Fund
DWS Communications Fund
DWS Core Equity Fund
DWS CROCI® Equity Dividend Fund
DWS CROCI® International Fund
DWS CROCI® U.S. Fund
DWS Emerging Markets Equity Fund
DWS Emerging Markets Fixed Income Fund
DWS Enhanced Commodity Strategy Fund
DWS Equity Sector Strategy Fund
DWS ESG Core Equity Fund
DWS ESG International Core Equity Fund
DWS Floating Rate Fund
DWS Global High Income Fund
DWS Global Income Builder Fund
DWS Global Macro Fund
DWS Global Small Cap Fund
DWS GNMA Fund
DWS Health and Wellness Fund
DWS High Income Fund
DWS Intermediate Tax-Free Fund
DWS International Growth Fund
DWS Large Cap Focus Growth Fund
DWS Latin America Equity Fund
DWS Managed Municipal Bond Fund
DWS Massachusetts Tax-Free Fund
DWS Money Market Prime Series
DWS Multi-Asset Conservative Allocation Fund
DWS Multi-Asset Moderate Allocation Fund
DWS New York Tax-Free Income Fund
DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities Fund
DWS RREEF Real Assets Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS Science and Technology Fund
DWS Short Duration Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Strategic High Yield Tax-Free Fund
DWS Total Return Bond Fund

The following replaces similar disclosure under the “SALES CHARGE WAIVERS AND DISCOUNTS AVAILABLE THROUGH INTERMEDIARIES” sub-section under the “APPENDIX B” section of each fund’s prospectus.
EDWARD D. JONES & CO., L.P. (“EDWARD JONES”)
POLICIES REGARDING TRANSACTIONS THROUGH EDWARD JONES
The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of DWS Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints
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Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
Rights of Accumulation (“ROA”)
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The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of DWS Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
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The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
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ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
September 13, 2024
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Letter of Intent (“LOI”)
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Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
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If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Front-end Sales Charge Waivers on Class A Shares Available at Edward Jones
Class A front-end sales charges are waived for the following shareholders and in the following situations:
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Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
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Shares purchased in an Edward Jones fee-based program.
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
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Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: (i) the proceeds are from the sale of shares within 60 days of the purchase; (ii) the sale and purchase are made from a share class that charges a front-end load; and (iii) one of the following (“Right of Reinstatement”):
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The redemption and repurchase occur in the same account.
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The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
The Right of Reinstatement excludes systematic or automatic transaction including, but not limited to purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
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Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining contingent deferred sales charges due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
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Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier by and at the discretion of Edward Jones.
Contingent Deferred Sales Charge (“CDSC”) Waivers on Class A and C Shares Available at Edward Jones
If the shareholder purchases Class A or Class C shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
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The death or disability of the shareholder.
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Systematic withdrawals with up to 10% per year of the account value.
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Return of excess contributions from an Individual Retirement Account (IRA).
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Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
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Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
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Shares exchanged in an Edward Jones fee-based program.
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Shares acquired through NAV reinstatement.
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Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
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OTHER IMPORTANT INFORMATION REGARDING TRANSACTIONS THROUGH EDWARD JONES

Minimum Purchase Amounts for Class A and Class C Shares
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Initial purchase minimum: $250
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Subsequent purchase minimum: none
Minimum Balances
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Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
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A fee-based account held on an Edward Jones platform.
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A 529 account held on an Edward Jones platform.
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An account with an active systematic investment plan or LOI.
Exchanging Share Classes
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At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund.
Please Retain This Supplement for Future Reference
September 13, 2024
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